CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 87,754	$ 164,500
Cost of revenues	47,949	50,596
Gross profit	39,805	113,904
OPERATING EXPENSES
Research and development	109,180	0
Selling, general and administrative	2,964,490	1,161,947
Amortization of patent costs	92,084	66,792
TOTAL EXPENSES	3,165,754	1,228,739
Operating loss	(3,125,949)	(1,114,835)
OTHER INCOME/(EXPENSE)
Interest expense	(4,278,433)	(1,229,590)
Gain on extinguishment of convertible notes	585,601	0
Change in fair value of derivatives liabilities	26,030,549	(33,980,805)
Total other income (expense)	22,337,717	(35,210,395)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	19,211,768	(36,325,230)
Provision for income taxes	0	0
NET INCOME (LOSS)	$ 19,211,768	$ (36,325,230)
BASIC NET INCOME (LOSS) PER SHARE	$ 7.37	$ (62.69)
DILUTED NET INCOME (LOSS) PER SHARE	$ 5.61	$ (62.69)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC	2,605,057	579,461
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - DILUTED	3,248,619	579,461